FIXED ASSETS	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Property, Plant and Equipment [Abstract]
FIXED ASSETS

5. FIXED ASSETS

The carrying basis and accumulated depreciation of fixed assets at December 31, 2024 and at June 30, 2024 is as follows:

		December 31,	June 30,
	Useful Lives	2024	2024
Property placed into service	40 years	$4,290,047	$856,491
Building improvements	15 years	504,107	-
Site developments	40 years	408,558	-
Buildings	40 years	77,550	-
Vehicles	5 years	38,125	-
Computer and equipment	5 years	21,517	-
Furniture and fixtures	7 years	16,067	15,017
Software	3 years	6,536	6,536
Less depreciation and amortization		(75,932)	(32,886)
Total fixed assets, net		$5,286,575	853,940

The Company recorded depreciation and amortization expense of approximately $43,046 for the six months ended December 31, 2024, and $32,886 for the year ended June 30, 2024, respectively.

5. FIXED ASSETS

The carrying basis and accumulated depreciation of fixed assets at June 30, 2024 and 2023 is as follows:

	Useful Lives	June 30, 2024	June 30, 2023
Furniture and fixtures	7 years	$15,017	$15,017
Computer and equipment	5 years	3,782	5,631
Machinery	5 years	5,000	5,000
Software	3 years	6,536	26,127
Assets/property placed into service	40 years	856,491	-
Less depreciation and amortization		(32,886)	(2,747)
Total fixed assets, net		$853,940	49,028